Intangible assets and goodwill - Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets and goodwill
Balance at the beginning	$ (266)
Impairment loss	547
Impairment losses on intangible assets acquired	547
Balance at the end	12,977	$ 266
Cost
Intangible assets and goodwill
Balance at the beginning	(1,161)	(771)
Additions	64	338
Acquisitions through business combinations	17,664	52
Disposals through the sale	(475)
Effect of foreign exchange rates	18
Balance at the end	18,432	1,161
Depreciation/ Amortization
Intangible assets and goodwill
Balance at the beginning	895	695
Amortization for the year	4,394	200
Impairment loss	547
Impairment losses on intangible assets acquired	547
Disposals through the sale	365
Effect of foreign exchange rates	(16)
Balance at the end	(5,455)	(895)
Computer software
Intangible assets and goodwill
Balance at the beginning	(25)
Balance at the end	33	25
Computer software | Cost
Intangible assets and goodwill
Balance at the beginning	(775)	(771)
Additions	17	4
Acquisitions through business combinations	26
Disposals through the sale	(26)
Effect of foreign exchange rates	3
Balance at the end	795	775
Computer software | Depreciation/ Amortization
Intangible assets and goodwill
Balance at the beginning	750	695
Amortization for the year	22	55
Disposals through the sale	10
Balance at the end	(762)	(750)
Licenses and IP rights
Intangible assets and goodwill
Balance at the beginning	(241)
Balance at the end	12,944	241
Licenses and IP rights | Cost
Intangible assets and goodwill
Balance at the beginning	(386)
Additions	47	334
Acquisitions through business combinations	17,638	52
Disposals through the sale	(449)
Effect of foreign exchange rates	15
Balance at the end	17,637	386
Licenses and IP rights | Depreciation/ Amortization
Intangible assets and goodwill
Balance at the beginning	145
Amortization for the year	4,372	145
Impairment loss	547
Impairment losses on intangible assets acquired	547
Disposals through the sale	355
Effect of foreign exchange rates	(16)
Balance at the end	$ (4,693)	$ (145)